INCOME TAXES (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Income (loss) before income taxes					$ (7,847,639)	$ 1,198,321
Taxes under statutory US tax rates					(1,648,004)	251,647
Increase in valuation allowance					3,001,899	216,518
Foreign tax rate differential					(24,977)	(55,540)
Permanent differences					(734,428)	(218,216)
US tax on foreign income					493,028	604,419
163(j) catch up					(76,888)	0
Prior period adjustments					52,034	(97,829)
State taxes					(948,654)	(323,464)
Income tax expense	$ 9,563	$ 75,230	$ 216,503	$ 99,409	$ 114,010	$ 377,535